Transactions with Related Parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Amounts due to affiliate companies
General and administrative fees	$ 16,665	$ 14,294	$ 14,008
Payments made during the period to acquire fixed assets	9,932	4,262	7,881
Compensation under employment agreements	7,030	5,899	6,260
Total general expenses	$ 5,637	4,449	4,014
Employment Agreements
Amounts due to affiliate companies
Period of the renewed employment agreement	1
Days required for cancellation written notice for agreement	90
Minimum
Amounts due to affiliate companies
Compensation under employment agreements	$ 280
Maximum
Amounts due to affiliate companies
Compensation under employment agreements	340
Key Employees
Amounts due to affiliate companies
Compensation under employment agreements	$ 900	900	900
Navios Holdings | Administrative services agreement
Amounts due to affiliate companies
Duration of agreement	5 years
General and administrative fees	$ 1,000	1,000	760
Empresa Hotelera Argentina S.A. and Pit Jet S.A. | Lodging and travel services
Amounts due to affiliate companies
Amounts payable	16	6
Total general expenses	$ 51	$ 29	$ 34